Distributions Made	12 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Distributions Made	Distributions MadeDuring the year ended 30 June 2022, the Company did not declare and pay any cash dividends (2021: nil; 2020: nil).